Other Commitments and Contingencies and Derivatives - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Cash pledged for collateral interest rate swap	$ 300,000
Derivative loan commitments with a notional amount outstanding	4,800,000	35,900,000
Fair value commitments of an asset	177,000	288,000
Total, Liability, Fair Value	89,000	12,000
Net mortgage banking gains	583,000	2,400,000
Net gains on sale of loans	771,000	2,600,000
Net derivative mortgage banking losses/gains	(188,000)	(232,000)	508,000
Net mortgage banking gain recognized			2,100,000
Net gains on sale of loans			1,600,000
Net derivative mortgage banking gains			508,000
Outstanding commitments due to extension of contract	8,900,000
Total annual payments due to extension of contract	2,200,000
Derivative Loan Commitments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value commitments of an asset	13,000	288,000
Total, Liability, Fair Value
Forward Loan Sale Commitments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loan commitments with a notional amount outstanding	7,000,000	44,400,000
Fair value commitments of an asset	75,000
Total, Liability, Fair Value		$ 12,000